INTERIM CONDENSED CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Ordinary shares [Member]	Additional paid-in capital [Member]	Accumulated other comprehensive income [Member]	Capital reserves [Member]	Accumulated deficit [Member]	Total
Balance at Dec. 31, 2022	$ 5,305	$ 22,862	$ 1,189	$ 1,537	$ (9,873)	$ 21,020
Balance, shares at Dec. 31, 2022	5,849,678
Share-based compensation	$ 0	0	0	144	0	144
Exercise of stock options	$ 48	251	0	0	0	299
Exercise of stock options, shares	58,037
Comprehensive income:
Foreign currency translation adjustments	$ 0	0	(1,049)	0	0	(1,049)
Net income	0	0	0	0	2,875	2,875
Balance at Jun. 30, 2023	$ 5,353	23,113	140	1,681	(6,998)	23,289
Balance, shares at Jun. 30, 2023	5,907,715
Balance at Mar. 31, 2023	$ 5,305	22,862	608	1,609	(8,311)	22,073
Balance, shares at Mar. 31, 2023	5,849,678
Share-based compensation	$ 0	0	0	72	0	72
Exercise of stock options	$ 48	251	0	0	0	299
Exercise of stock options, shares	58,037
Comprehensive income:
Foreign currency translation adjustments	$ 0	0	(468)	0	0	(468)
Net income	0	0	0	0	1,313	1,313
Balance at Jun. 30, 2023	$ 5,353	23,113	140	1,681	(6,998)	23,289
Balance, shares at Jun. 30, 2023	5,907,715
Balance at Dec. 31, 2023	$ 5,443	23,587	783	1,900	(4,841)	$ 26,872
Balance, shares at Dec. 31, 2023	6,020,693					6,020,693
Stock Issued During Period, Value, New Issues	$ 512	8,800	0	0	0	$ 9,312
Stock Issued During Period, Shares, New Issues	625,000
Share-based compensation	$ 0	0	0	286	0	286
Exercise of stock options	$ 51	210	0	0	0	$ 261
Exercise of stock options, shares	62,829					62,829
Comprehensive income:
Foreign currency translation adjustments	$ 0	0	(1,269)	0	0	$ (1,269)
Net income	0	0	0	0	2,490	2,490
Balance at Jun. 30, 2024	$ 6,006	32,597	(486)	2,186	(2,351)	$ 37,952
Balance, shares at Jun. 30, 2024	6,708,522					6,708,522
Balance at Mar. 31, 2024	$ 6,003	32,584	245	2,032	(3,102)	$ 37,762
Balance, shares at Mar. 31, 2024	6,704,830
Share-based compensation	$ 0	0	0	154	0	154
Exercise of stock options	$ 3	13	0	0	0	16
Exercise of stock options, shares	3,692
Comprehensive income:
Foreign currency translation adjustments	$ 0	0	(731)	0	0	(731)
Net income	0	0	0	0	751	751
Balance at Jun. 30, 2024	$ 6,006	$ 32,597	$ (486)	$ 2,186	$ (2,351)	$ 37,952
Balance, shares at Jun. 30, 2024	6,708,522					6,708,522